Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Total investments
Total investments at December 31, 2011 and 2010 were as follows:

	2011			2010
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,168.1	$15,222.7	$17,390.8	$2,111.9	$14,849.7	$16,961.6
Mortgage loans	41.7	1,606.8	1,648.5	55.2	1,454.6	1,509.8
Other investments	2.0	1,253.7	1,255.7	2.6	1,242.0	1,244.6
Total investments	$2,211.8	$18,083.2	$20,295.0	$2,169.7	$17,546.3	$19,716.0

Debt and equity securities available for sale
Debt and equity securities available for sale at December 31, 2011 and 2010 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2011
Debt securities:
U.S. government securities	$1,394.7	$165.0	$(.4)		$1,559.3
States, municipalities and political subdivisions	2,654.9	208.5	(3.3)		2,860.1
U.S. corporate securities	6,484.0	718.2	(28.1)		7,174.1
Foreign securities	2,614.9	278.2	(38.0)		2,855.1
Residential mortgage-backed securities	849.8	51.1	(.1)		900.8
Commercial mortgage-backed securities	1,295.3	98.3	(5.8)	(1)	1,387.8
Other asset-backed securities	437.0	20.6	(3.8)	(1)	453.8
Redeemable preferred securities	164.2	12.6	(14.5)		162.3
Total debt securities	15,894.8	1,552.5	(94.0)		17,353.3
Equity securities	40.3	5.0	(7.8)		37.5
Total debt and equity securities (2)	$15,935.1	$1,557.5	$(101.8)		$17,390.8
December 31, 2010
Debt securities:
U.S. government securities	$1,293.5	$80.8	$(.6)		$1,373.7
States, municipalities and political subdivisions	2,288.8	54.4	(46.9)		2,296.3
U.S. corporate securities	6,731.5	553.0	(21.9)		7,262.6
Foreign securities	2,667.4	231.1	(21.2)		2,877.3
Residential mortgage-backed securities	1,089.2	53.6	(2.8)		1,140.0
Commercial mortgage-backed securities	1,226.4	99.5	(13.7)	(1)	1,312.2
Other asset-backed securities	447.6	21.1	(4.8)	(1)	463.9
Redeemable preferred securities	196.7	12.3	(12.7)		196.3
Total debt securities	15,941.1	1,105.8	(124.6)		16,922.3
Equity securities	35.3	5.6	(1.6)		39.3
Total debt and equity securities (2)	$15,976.4	$1,111.4	$(126.2)		$16,961.6

(1)
At December 31, 2011 and 2010, we held securities for which we recognized $10.7 million and $38.3 million, respectively, of non-credit-related impairments in other comprehensive income in the past. These securities had a net unrealized capital gain at December 31, 2011 and 2010 of $7.4 million and $3.9 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2011 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$924.3
One year through five years	3,041.0
After five years through ten years	5,341.3
Greater than ten years	5,304.3
Residential mortgage-backed securities	900.8
Commercial mortgage-backed securities	1,387.8
Other asset-backed securities	453.8
Total	$17,353.3

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2011 and 2010 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Debt securities:
U.S. government securities	$14.0	$—	$15.1	$.4	$29.1	$.4
States, municipalities and political subdivisions	23.8	.4	68.6	2.9	92.4	3.3
U.S. corporate securities	625.5	25.7	62.4	2.4	687.9	28.1
Foreign securities	498.8	25.4	55.3	12.6	554.1	38.0
Residential mortgage-backed securities	.9	—	2.9	.1	3.8	.1
Commercial mortgage-backed securities	102.7	2.8	42.8	3.0	145.5	5.8
Other asset-backed securities	27.8	.1	3.9	3.7	31.7	3.8
Redeemable preferred securities	17.6	.9	34.5	13.6	52.1	14.5
Total debt securities	1,311.1	55.3	285.5	38.7	1,596.6	94.0
Equity securities	6.2	2.4	20.8	5.4	27.0	7.8
Total debt and equity securities (1)	$1,317.3	$57.7	$306.3	$44.1	$1,623.6	$101.8
December 31, 2010
Debt securities:
U.S. government securities	$8.4	$.2	$19.8	$.4	$28.2	$.6
States, municipalities and political subdivisions	964.9	37.6	82.7	9.3	1,047.6	46.9
U.S. corporate securities	665.8	17.0	210.2	4.9	876.0	21.9
Foreign securities	375.9	14.6	34.6	6.6	410.5	21.2
Residential mortgage-backed securities	103.7	2.6	6.6	.2	110.3	2.8
Commercial mortgage-backed securities	103.7	2.4	78.5	11.3	182.2	13.7
Other asset-backed securities	85.9	2.0	4.9	2.8	90.8	4.8
Redeemable preferred securities	4.5	—	94.3	12.7	98.8	12.7
Total debt securities	2,312.8	76.4	531.6	48.2	2,844.4	124.6
Equity securities	.5	—	9.5	1.6	10.0	1.6
Total debt and equity securities (1)	$2,313.3	$76.4	$541.1	$49.8	$2,854.4	$126.2

(1)
At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2011 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$66.8	$1.4	$66.8	$1.4
One year through five years	49.2	1.8	298.3	9.0	347.5	10.8
After five years through ten years	155.8	7.5	400.1	15.9	555.9	23.4
Greater than ten years	187.7	30.3	257.7	18.4	445.4	48.7
Residential mortgage-backed securities	—	—	3.8	.1	3.8	.1
Commercial mortgage-backed securities	26.3	.9	119.2	4.9	145.5	5.8
Other asset-backed securities	.6	—	31.1	3.8	31.7	3.8
Total	$419.6	$40.5	$1,177.0	$53.5	$1,596.6	$94.0

Net realized capital gains (losses)
Net realized capital gains for the three years ended December 31, 2011, 2010 and 2009, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2011	2010	2009
OTTI losses on debt securities	$(10.2)	$(46.7)	$(122.1)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	14.4	27.6
Net OTTI losses on debt securities recognized in earnings	(10.2)	(32.3)	(94.5)
Net realized capital gains, excluding OTTI losses on debt securities	178.1	259.8	149.5
Net realized capital gains	$167.9	$227.5	$55.0

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Proceeds on sales	$6,278.3	$7,663.4	$5,506.5
Gross realized capital gains	265.3	364.8	205.0
Gross realized capital losses	38.5	43.2	71.6

Activity in mortgage loan portfolio	During 2011 and 2010 we had the following activity in our mortgage loan portfolio:

(Millions)	2011	2010
New mortgage loans	$260.4	$103.3
Mortgage loans fully-repaid	70.4	129.3
Mortgage loans foreclosed	—	20.0

Mortgage loan internal credit rating
 Based upon our most recent assessment at December 31, 2011, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)
1	$95.6
2 to 4	1,426.1
5	97.1
6 and 7	29.7
Total	$1,648.5

Sources of net investment income
Sources of net investment income for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Debt securities	$829.2	$911.8	$907.8
Mortgage loans	102.8	118.7	118.6
Other investments	29.8	56.5	38.6
Gross investment income	961.8	1,087.0	1,065.0
Less: investment expenses	(31.0)	(30.7)	(28.6)
Net investment income (1)	$930.8	$1,056.3	$1,036.4

(1)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  Net investment income includes $317.5 million, $344.9 million and $347.8 million for December 31, 2011, 2010 and 2009, respectively, related to investments supporting our experience-rated and discontinued products.